                  MERRILL LYNCH LIFE                                         ML LIFE INSURANCE
                  INSURANCE COMPANY                                         COMPANY OF NEW YORK

     MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT              ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT

           SUPPLEMENT DATED MARCH 20, 2002                            SUPPLEMENT DATED MARCH 20, 2002
                        TO THE                                                    TO THE
            PROSPECTUSES DATED MAY 1, 2001                           PROSPECTUSES DATED APRIL 30, 1991
                         FOR                                                        FOR
                    INVESTOR LIFE                                              PRIME PLAN V
                  INVESTOR LIFE PLUS                                           PRIME PLAN VI
                  ESTATE INVESTOR I                                            PRIME PLAN 7
                  ESTATE INVESTOR II                                        PRIME PLAN INVESTOR

 MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II               ML OF NEW YORK VARIABLE LIFE SEPARATE
                                                                                ACCOUNT II
           SUPPLEMENT DATED MARCH 20, 2002
                        TO THE                                        SUPPLEMENT DATED MARCH 20, 2002
             PROSPECTUS DATED MAY 1, 2001                                         TO THE
                         FOR                                          PROSPECTUSES DATED MAY 1, 2001
                     PRIME PLAN V                                                   FOR
                                                                               INVESTOR LIFE
           SUPPLEMENT DATED MARCH 20, 2002                                  INVESTOR LIFE PLUS
                        TO THE
          PROSPECTUSES DATED JANUARY 2, 1991
                         FOR
                    PRIME PLAN VI

           SUPPLEMENT DATED MARCH 20, 2002
                        TO THE
          PROSPECTUSES DATED APRIL 30, 1991
                         FOR
                     PRIME PLAN 7
                 PRIME PLAN INVESTOR

        On January 25, 2002, Merrill Lynch Life Insurance Company ("MLLIC"), ML Life Insurance Company of New York ("MLLICNY"), and several other applicants filed an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of the Core Bond Strategy Portfolio of the Merrill Lynch Series Fund, Inc. ("Series Fund") for Class A shares of the Global Bond Focus Fund of the Merrill Lynch

Variable Series Funds, Inc. ("Variable Series Funds"). To the extent required by law, approvals of the substitution will also be obtained from the state insurance regulators in certain jurisdictions.

        If approved, the effect of the share substitutions will be to replace the Class A shares of the Global Bond Focus Fund with shares of the Core Bond Strategy Portfolio as investment options under your variable life contract. The Core Bond Strategy Portfolio is described in the fund's current prospectus, which you previously received under separate cover.

        MLLIC and MLLICNY propose to carry out the proposed substitution after all necessary regulatory approvals have been obtained (anticipated to occur following the close of business on April 30, 2002) by redeeming the Class A Shares of the Global Bond Focus Fund in cash and purchasing with the proceeds shares of the Core Bond Strategy Portfolio. If carried out, the proposed substitution would result in the involuntary reinvestment of contract owners' cash value that remained invested in the Global Bond Focus Fund on April 30, 2002.

        The investment objective of the Core Bond Strategy Portfolio is as follows:

        CORE BOND STRATEGY PORTFOLIO: Primarily to provide a high level of current income, and secondarily, to seek capital appreciation.

        Contract owners and prospective purchasers should carefully read the prospectus for the Core Bond Strategy Portfolio. Additional copies of the fund's prospectus are available from MLLIC (call 1-800-354-5549) or MLLICNY (call 1-800-333-6524).

        From January 25, 2002 until 30 days after the date of the proposed substitution, you may transfer investment base under the contract invested in the Global Bond Focus Fund to other available subaccount(s) without charge. In addition, neither MLLIC nor MLLICNY will exercise any rights under the respective Contract to impose any restrictions or charges on transfers until at least 30 days after the proposed substitution.

        The Global Bond Focus Fund is currently closed to new purchase payments and transfers of investment base. In connection with the proposed substitution, after April 30, 2002, the Global Bond Focus Fund will no longer be available as an investment option under your Contract.